Working capital - Aged analysis of trade receivables net of allowances (Details) - GBP (£) £ in Millions	Jun. 30, 2021	Jun. 30, 2020
Disclosure of trade and other receivables [line items]
Trade receivables	£ 1,817	£ 1,498
Not overdue
Disclosure of trade and other receivables [line items]
Trade receivables	1,771	1,379
Overdue 1 – 30 days
Disclosure of trade and other receivables [line items]
Trade receivables	15	5
Overdue 31 – 60 days
Disclosure of trade and other receivables [line items]
Trade receivables	8	23
Overdue 61 – 90 days
Disclosure of trade and other receivables [line items]
Trade receivables	6	39
Overdue 91 – 180 days
Disclosure of trade and other receivables [line items]
Trade receivables	7	39
Overdue more than 180 days
Disclosure of trade and other receivables [line items]
Trade receivables	£ 10	£ 13